Share-based Payments (Details) - Schedule of share-based payment transactions	12 Months Ended
Jun. 30, 2022 AUD ($)
Schedule Of Share Based Payment Transactions Abstract
Shares issued for services rendered in relation to the NASDAQ listing	$ 979,638
Shares issued to directors as remuneration	920,000
Performance rights issued to directors and employees as remuneration	6,394,571
Options issued to directors as remuneration	112,188
Options issued to advisers as remuneration	25,824
Expenses arising total	$ 8,432,221